UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	11-Aug-04

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	22

Form 13F Information Table Value Total:	1,520,501

List of Other Included Managers:	NONE
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						FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

AMERICAN INTL GROUP INC	COM	026874 10 7	76,663	   1,075,514	SH		SOLE	NONE	   836,220	0	    239,294
BERKSHIRE HATHAWAY INC DEL	CL A	084670 10 8	      801	                   9	SH		SOLE	NONE	                9	0	                0
BEST BUY INC		COM	086516 10 1	86,918	   1,713,007	SH		SOLE	NONE	1,337,848	0	    375,159
CAPITAL ONE FINL CORP	COM	14040H 10 5	70,647	   1,033,153	SH		SOLE	NONE	   808,715	0	    224,438
CARDINAL HEALTH INC		COM	14149Y 10 8	79,075	   1,128,843	SH		SOLE	NONE	   890,857	0	    237,986
DELL INC			COM	24702R 10 1	84,049	   2,346,425	SH		SOLE	NONE	1,838,777	0	    507,648
DISNEY WALT CO		COM DISNEY	254687 10 6	74,626	   2,927,655	SH		SOLE	NONE	2,256,791	0	    670,864
FIRST DATA CORP		COM	319963 10 4	78,325	   1,759,327	SH		SOLE	NONE	1,385,808	0	    373,519
FISERV INC		COM	337738 10 8	78,347	   2,014,567	SH		SOLE	NONE	1,581,745	0	    432,822
HOME DEPOT INC		COM	437076 10 2	73,334	   2,083,346	SH		SOLE	NONE	1,612,807	0	    470,539
INTUIT			COM	461202 10 3	58,246	   1,509,739	SH		SOLE	NONE	1,203,418	0	    306,321
JDS UNIPHASE CORP		COM	46612J 10 1	46,466	12,260,083	SH		SOLE	NONE	9,889,351	0	2,370,732
KOHLS CORP		COM	500255 10 4	60,271	   1,425,517	SH		SOLE	NONE	1,124,215	0	    301,302
MICROCHIP TECHONOLOGY INC	COM	595017 10 4	87,074	   2,760,747	SH		SOLE	NONE	2,178,189	0	    582,558
PEPSICO INC		COM	713448 10 8	     216	           4,005	SH		SOLE	NONE	        1,305	0	         2,700
PFIZER INC		COM	717081 10 3	68,191	   1,989,247	SH		SOLE	NONE	1,573,015	0	    416,232
QUEST DIAGNOSTICS INC	COM	74834L 10 0	87,105	   1,025,369	SH		SOLE	NONE	   789,118	0	    236,251
SLM CORP		COM	78442P 10 6	73,487	   1,816,742	SH		SOLE	NONE	1,426,676	0	    390,066
TARGET CORP		COM	87612E 10 6	81,288	   1,914,014	SH		SOLE	NONE	1,463,751	0	    450,263
TEVA PHARMACEUTICAL INDS LTD	ADR	881624 20 9	79,689	   2,372,416	SH		SOLE	NONE	1,867,472	0	    504,944
WALGREEN CO		COM	931422 10 9	78,660	   2,172,328	SH		SOLE	NONE	1,700,122	0	    472,206
ZEBRA TECHNOLOGIES CORP	CL A	989207 10 5	97,023	   1,115,211	SH		SOLE	NONE	   866,329	0	    248,882